Basis of Preparation and Changes to the Company's Accounting Policies - Additional Information (Details) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Disclosure of Basis of Preparation [Line Items]
Foreign currency exchange gains	SFr 1.2	SFr 1.8